Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	2024
$000	Less than 3 months	3 to 12 months	Total
Trade payables	1,576	4,004	5,580
Lease liabilities	34	72	106
Related party payables	-	-	-
Total	1,610	4,076	5,686

	2023
$000	Less than 3 months	3 to 12 months	Total
Trade payables	2,223	1,914	4,137
Lease liabilities	34	104	138
Related party payables	-	-	-
Total	2,257	2,018	4,275

Schedule of All Other Variables Remain Constant	This analysis assumes that all other variables remain constant.
	Profit or loss and equity
December 31, 2024	Strengthening	Weakening
USD (1% movement)	112	(112)